Taxes on Income - Taxes on Income Included in Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Total-Current	$ 15,832	$ 3,987	$ 8,485
Deferred:
Total-Deferred	(2,044)	(568)	(1,558)
Actual tax expense	13,788	3,419	6,927
Israel [Member]
Current:
Total-Current	(66)	(665)	(78)
Deferred:
Total-Deferred	596	954	255
Non-Israeli [Member]
Current:
Total-Current	15,898	4,652	8,563
Deferred:
Total-Deferred	$ (2,640)	$ (1,522)	$ (1,813)